Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Goods purchased for resale	20	—	—	6	26
Raw materials and other supplies	303	10	—	30	343
Bidding and mobilization costs	135	3	—	(15)	124
Inventories	458	13	—	21	492

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Goods purchased for resale	24	—	—	(4)	20
Raw materials and other supplies	322	8	—	(27)	303
Bidding and mobilization costs	129	(2)	—	8	135
Inventories	476	5	—	(23)	458